CONSOLIDATED STATEMENT OF CASH FLOWS DIRECT - METHOD - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash collection from operating activities
Proceeds from sales of goods and services	$ 11,079,333	$ 10,787,804	$ 10,595,718
Other cash receipts from operating activities	127,683	95,099	73,668
Payments for operating activities
Payments to suppliers for goods and services	(6,663,875)	(6,775,003)	(6,202,631)
Payments to and on behalf of employees	(1,644,806)	(1,789,022)	(1,955,310)
Other payments for operating activities	(267,643)	(255,988)	(223,706)
Income taxes (paid)	(45,311)	(29,186)	(91,986)
Other cash inflows (outflows)	241,286	39,612	(8,931)
Net cash flows from operating activities	2,826,667	2,073,316	2,186,823
Cash flows from investing activities
Cash flows from losses of control of subsidiaries or other businesses		69,724	6,503
Other cash receipts from sales of equity or debt instruments of other entities	4,063,582	3,640,208	3,248,693
Other payments to acquire equity or debt instruments of other entities	(4,131,890)	(3,542,839)	(3,106,411)
Amounts raised from sale of property, plant and equipment	50,322	223,753	51,316
Purchases of property, plant and equipment	(1,276,621)	(660,707)	(403,666)
Purchases of intangible assets	(140,173)	(96,206)	(87,318)
Interest received	17,822	10,175	12,684
Other cash inflows (outflows)	(2,249)	(2,476)	(9,223)
Net cash flow (used in) investing activities	(1,419,207)	(358,368)	(287,422)
Cash flows from financing activities
Payments for changes in ownership interests in subsidiaries that do not result in loss of control	(294,105)	(2)
Amounts raised from long-term loans	1,781,728	779,062	1,305,384
Amounts raised from short-term loans	93,000	293,000	132,280
Loans repayments	(1,860,455)	(1,738,348)	(2,174,092)
Payments of lease liabilities	(398,992)	(373,439)	(338,179)
Dividends paid	(55,116)	(72,620)	(66,642)
Interest paid	(550,877)	(540,303)	(571,627)
Other cash inflows (outflows)	(58,704)	44,053	13,706
Net cash flows (used in) financing activities	(1,343,521)	(1,608,597)	(1,699,171)
Net increase in cash and cash equivalents before effect of exchanges rate change	63,939	106,351	200,230
Effects of variation in the exchange rate on cash and cash equivalents	(73,002)	(166,713)	(7,553)
Net increase (decrease) in cash and cash equivalents	(9,063)	(60,362)	192,677
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF YEAR	1,081,642	1,142,004	949,327
CASH AND CASH EQUIVALENTS AT THE END OF YEAR	$ 1,072,579	$ 1,081,642	$ 1,142,004